SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 125,703	$ 96,750	$ 93,340
Depreciation and amortization	764	689	602
Income (loss) from continuing operations	(5,286)	(7,915)	(4,804)
Total assets from continuing operations	28,830	21,329
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	2	3	7
Income (loss) from continuing operations	(3,938)	(3,268)	(527)
Total assets from continuing operations	447	411
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	125,336	96,349	92,845
Depreciation and amortization	671	631	554
Income (loss) from continuing operations	2,341	(1,343)	(279)
Total assets from continuing operations	27,895	20,480
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	367	401	495
Depreciation and amortization	91	55	41
Income (loss) from continuing operations	(3,689)	(3,304)	(3,998)
Total assets from continuing operations	$ 488	$ 438